Deconsolidation	12 Months Ended
Dec. 31, 2024
Deconsolidation [Abstract]
Deconsolidation

Note 5 — Deconsolidation

Deconsolidation of ICinit

On October 1, 2021, the Company’s board approved the equity transfer agreement between WiMi HK and Lucky Monkey Holding Limited, pursuant to which WiMi Cayman transferred 2% of the issued share capital of ICinit for a consideration of HKD 50,000 approximately RMB 41,000 to streamline its operating subsidiaries in the semiconductor segment. The sale resulted in a loss of control of the subsidiaries while the Company retained 49% noncontrolling interest in ICinit. The Company’s decision to divest ICinit is to improve the operating results of the Company’s semiconductor segment.

The fair value of the operations of ICinit, determined as of October 1, 2021, included the estimated consideration received, less costs to sell. Gain from sales of this transaction is as follows:

	RMB	USD
Consideration received	40,975	6,427
Fair value of retained noncontrolling interest (49%)	1,003,886	157,455
Carrying value of noncontrolling interest	1,426,158	223,687
	2,471,019	387,569
Less: ICinit’s book value	(3,361,955)	(527,308)
Exchange rate difference	(10,590)	-
Loss on deconsolidation	(901,526)	(139,739)

Net loss on revaluation of retained interest amounted to RMB 410,337.

As result of deconsolidation, the Company recognized RMB 27,589,530 of related party receivable from ICinit, which was previously eliminated in consolidation. The balance was repaid to the Company on May 7, 2022.

Income from ICinit for the three months from October 1, 2021 to December 31, 2021 amounted to RMB 721,439.

On May 25, 2022, the Company entered into equity transfer agreement between WiMi HK and Lucky Monkey Holding Limited, pursuant to which WiMi HK transferred 30% of the issued share capital of ICinit for a consideration of HKD 3,050,000 (USD 391,186). The consideration was received in July 2022. As a result of the transfer, the Company now owns 19% equity interest of ICinit and concluded the Company no longer has significant influence over ICinit and investment in ICinit from RMB 1,460,484 (USD 209,701) is accounted for as a cost method investment. The Company recognized RMB 387,632 (USD 55,657) gain from this transfer. Income from ICinit from January 1, 2022 to May 25, 2022 amounted to RMB 1,826,318 (USD 262,229).

Disposal of Pengcheng Keyi

On July 1, 2022, Viwotong Tech entered into an equity transfer agreement to transfer 99.0% and 1.0% of the issued share capital of Pengcheng Keyi to two unrelated individuals at RMB 1.0 and RMB 0.1, respectively. The disposal resulted in a gain from disposal of RMB 65,587 (USD 9,417).

Disposal of Shenzhen Kuxuanyou and its subsidiaries

On November 1, 2022, the Company’s board approved the equity transfer agreement between Beijing WiMi and Cui, Yang and Shenzhen Zhangshangkuyu Technology Ltd. to transfer 100% equity interest of Shenzhen Kuxuanyou and its subsidiaries Shenzhen Yiruan Tianxia Technology Co., Ltd. (“Shenzhen Yiruan”) and Shenzhen Yiyun Technology Co., Ltd. (“Shenzhen Yiyun”), and recognized RMB 8,887,165 (USD 1,276,049) of gain from the transfer. The transfer was effect on November 10, 2022. Since the disposal did not represent any strategic change of the Company’s operation, the disposal was not presented as discontinued operations.

Net assets of the entities disposed and gain on disposal was as follows:

December 31, 2022
RMB
Total current assets	13,370,652
Total other assets	25,022
Total assets	13,395,674
Total current liabilities	22,402,087
Total net assets	(9,006,413)
Noncontrolling interests	53,661
Total consideration	-
Total gain on disposal	8,952,752

Disposal of Bimai

On January 1, 2023, Viwotong Tech entered into an equity transfer agreement to transfer 100% of the issued share capital of Bimai to one unrelated individual at RMB 0. The disposal resulted in a loss from disposal of approximately RMB 1.1 million (USD 0.2 million).

Disposal of Fe-da Electronics and its subsidiaries

On April 6, 2023, the Company’s board approved the equity transfer agreement between VIYI and LIM TZEA, to transfer 100% equity interest of Fe-da Electronics Co., Ltd and its subsidiaries Wisdom Lab Inc., EXCEL Technology Co., Ltd. and recognized RMB 17,801,786 (USD 2,526,259) of loss from the transfer. Since the disposal did not represent any strategic change of the Company’s operation, the disposal was not presented as discontinued operations.

Net assets of the entities disposed and gain on disposal was as follows:

	RMB	USD
Total current assets	3,583,579	505,962
Total other assets	115,270	16,275
Total assets	3,698,849	522,237
Total current liabilities	301,464	42,563
Total net assets	3,397,385	479,674
Total consideration	-	-
Total loss on disposal	17,801,786	2,526,259

Disposal of Shenzhen Yiyou Online Technology Co., Ltd. (“YY Online”)

On May 20, 2024, the Company’s board of directors approved the equity transfer agreement between Hainan Weidong Technology Co., Ltd. (“Hainan Weidong”) and a related individual to transfer 100% equity interest of YY Online to the related individual with RMB 10 (USD 1.4). The disposal resulted in a gain from disposal of approximately RMB 1,416,187 (USD 197,010). Since the disposal did not represent any strategic change of the Company’s operation, the disposal was not presented as discontinued operations.

Net assets of the entities disposed and loss on disposal was as follows as of the year end December 31, 2024:

	RMB	USD
Total current assets	216,613	30,134
Total non-current assets	400,000	55,645
Total assets	616,613	85,779
Total liabilities	1,632,790	227,142
Total net assets	(1,016,177)	(141,363)
Total consideration	10	1
Total loss on disposal	1,416,187	197,010

Disposal of Khorgas Weidong Technology Co., Ltd. (“Khorgas Weidong”)

On October 21, 2024, the Company’s board of directors approved the disposal of Khorgas Weidong. The disposal resulted in a loss from disposal of approximately RMB 56,134,710 (USD 7,809,069). Since the disposal did not represent any strategic change of the Company’s operation, the disposal was not presented as discontinued operations.